MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Amortized cost	$ 60,117	$ 15,706
Unrealized gains	27	35
Unrealized losses	(220)
Fair Value	59,924	15,741
Corporate Debt Securities [Member] | Maturing Within One Year [Member]
Amortized cost		15,438
Unrealized gains		35
Fair Value		15,473
Corporate Debt Securities [Member] | Maturing Between One to Five Years [Member]
Amortized cost	59,582
Unrealized gains	27
Unrealized losses	(220)
Fair Value	59,389
Accured Interest [Member]
Amortized cost	535	268
Unrealized gains	0	0
Unrealized losses	0
Fair Value	$ 535	$ 268